UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Apache Corp.	5/8/2008	009735828	APA

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		G. Steven Farris
Randolph M. Ferlic
A.D. Frazier Jr.
John A. Kocur

Against	Against	2. Shareholder proposal concerning reimbursement of proxy expenses	Holder

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Applied Materials Inc.	3/11/2008	009735046	AMAT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
Not Voted		Robert H. Brust
Deborah A. Coleman
Aart J. DeGeus
Philip V. Gerdine
Thomas J. Iannotti
Charles Y.S. Liu
James C. Morgan
Gerhard H. Parker
Dennis D. Powell
Willem P. Roelandts
Michael R. Splinter

Not Voted	For	2. Ratify KPMG LLP as independent accounting firm for fiscal 2008

Note: Proxy for AMAT received after meeting occurred.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Arch Capital Group Ltd.	5/9/2008	021939862	ACGL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Paul B. Ingrey
For		Kewsong Lee
For		Robert F. Works
For		Graham B. Collis
For		Marc Grandisson
For		Preston Hutchings
For		Constantine Iordanou
For		Ralph E. Johnes
For		Thomas G. Kaiser
For		Mark D. Lyons
For		Martin J. Nilsen
For		Nicolas Papadopoulo
For		Michael Quinn
For		Maamoun Rajeh
For		Paul S. Robotham
For		Robert T. Van Gieson
For		John D. Vollaro
For		James Weatherstone

For	For	Appoint PriceWaterhouseCoopers LLP as independent accounting firm for fiscal 2008.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

AstraZeneca PLC ADR	4/24/2008	046353108	AZN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Louis Schweitzer
For		Hakan Mogren
For		David Brennan
For		Simon Lowth
For		John Patterson
For		Bo Angelin
For		John Buchanan
For		Jean-Philippe Courtois
For		Jane Henney
For		Michele Hooper
For		Dame Nancy Rothwell
For		John Varley
For		Marchus Wallenburg

For	For	2. Receive accounts and reports of the directors and auditor for 2007	Issuer

For	For	3. Confirm dividends	Issuer

For	For	4. Re-appoint KPMG Audit PLC, London, as auditor	Issuer

For	For	5. Authorise remuneration of auditor	Issuer

For	For	6. Approve directors' remuneration for 2007	Issuer

Against	For	7. Authorise limited political donations	Issuer

For	For	8. Amend articles of association regarding directors' fees	Issuer

For	For	9. Authorise directors to allot unissued shares	Issuer

Withheld	For	10. Authorise directors to disapply pre-emption rights.	Issuer

For	For	11. Authorise company to purchase its own shares	Issuer

For	For	12. Amend articles of association regarding conflicts of interest	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
AU OPTRONICS CORP.	6/19/08	014876979	AUO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1. Accept 2007 financial statements	Issuer

For	For	2. Accept proposal for distribution of 2007 profits	Issuer

For	For	3. Accept proposal for capitalization of 2007 stock sdividends and employee stock bonus	Issuer

For	For	4. Accept proposal to revise rules for election of directors and supervisors	Issuer

For	For	5. Approve proposal to release directors from non-competition restrictions	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Autoliv, Inc.	5/6/2008	010051371	ALV

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer

For		Jan Carlson
For		June Carlsson
For		William E. Johnston Jr.
For		S. Jay Stewart

For	For	2. Approve Ernst & Young as independent auditors for fiscal year ending Dec. 31, 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Banco Latinoamericano de Exporaciones SA	4/15/2008	013764123	BLX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer
Not Voted		Mario Covo

Not Voted	For	2. Approve audited financial statements for fiscal year ended Dec. 31, 2007	Issuer

Not Voted	For	3. Appoint Deloitte independent auditor for discal year ending Dec. 31, 2008.	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Bank of America	April 23, 2008	009873597	BAC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		William Barnet III
For		Frank P. Bramble Sr.
For		John T. Collins
For		Gary L. Countryman
For		Tommy R. Franks
For		Charles K. Gifford
For		Kenneth D. Lewis
For		Monica C. Lozano
For		Walter E. Massey
For		Thomas J. May
For		Patricia E. Mitchell
For		Thomas M. Ryan
For		O. Temple Sloan Jr.
For		Meredith R. Spangler
For		Robert L. Tilman
For		Jackie M. Ward

For	For	2. Ratify independent accounting firm.	Issuer

Against	Against	3. Shareholder proposal on stock options	Holder
Against	Against	4. Shareholder proposal for advisory vote on executive compensation	Holder
Against	Against	5. Shareholder proposal on determination of CEO compensation	Holder
Against	Against	6. Shareholder proposal on on cumulative voting	Holder
Against	Against	7. Shareholder proposal on Independent Board Chairman	Holder
Against	Against	8. Shareholder proposal on special shareholder meetings	Holder
Against	Against	9. Shareholder proposal on Equator Principles	Holder
Against	Against	10. Shareholder proposal on Human Rights	Holder

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Bear Stearns Companies Inc.	5/29/2008	009987584	BSC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For	1, Approve Merger between Bear Stearns & JP Morgan Chase & Co.	Issuer

For	For	2. Approve adjournment of special meeting if necessary to solicit additional proxies	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Berkshire Hathaway	5/03/08	009987827	BRK/A

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Warren E. Buffett
For		Charles T. Munger
For		howard G. Buffett
For		Susan L. Decker
For		William H. Gates III
For		Davis S. Gottesman
For		Charlotte Guyman
For		Donard R. Keough
For		Thomas S. Murphy
For		Ronald L.Olson
For		Walter Scott Jr.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Berkshire Hathaway	5/03/08	009989340	BRK/B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Warren E. Buffett
For		Charles T. Munger
For		howard G. Buffett
For		Susan L. Decker
For		William H. Gates III
For		Davis S. Gottesman
For		Charlotte Guyman
For		Donard R. Keough
For		Thomas S. Murphy
For		Ronald L.Olson
For		Walter Scott Jr.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Columbia Sportswear	5/21/2008	011549977	COLM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Gertrude Boyle
For		Timothy P.Boyce
For		Sarah A. Bany
For		Murrey R. Alberts
For		Stephen E. Babson
For		Andy D. Bryant
For		Edward S. George
For		Walter T. Klenz
For		John W. Stanton

For	For	2. Ratify Deloitte & Touch LLP as independent auditor for 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Credicorp Ltd.	03/28/2008	011456227	BAP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

Not Voted	For	1. Approve Annual Report for 2007	Issuer

Not Voted	For	2. Approve Financial Statements for 2007	Issuer

Not Voted	For	3. Elect Board of Directors for 3 year period	Issuer

Note: Proxy was received after meeting occurred.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cullen/Frost Bankers Inc.	4/24/2008	010239117	CFR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		R. Denny Alexander
For		Carlos Alvarez
For		Royce S. Caldwell
For		Ida Clement Steen

For	For	2. Ratify Ernst & Young LLP as independent auditor for fiscal year that began Jan. 1, 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cummins Inc.	5/13/2008	009972811	CMI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Robert J. Darnall
For		Robert K. Herdman
For		Alexis M. Herman
For		F. Joseph Loughrey
For		William I. Miller
For		Georgia R. Nelson
For		Theodore M. Solso
For		Carl Ware
For		J. Lawrence Wilson

For	For	2. Ratify PriceWaterhouseCoopers LLP as auditors for 2008.	Issuer

For	For	3. Amend articles of incorporate to increase number of authorized shares	Issuer

Against	Against	4. Shareholder proposal to adopt International Labor Organization standards	Holder

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Devon Energy Corp.	6/4/2008	010307619	DVN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		David A. Hager
For		John A. Hill
For		Mary P. Ricciardello

For	For	2. Ratify appointment of independent auditors	Issuer

For	For	3. Amend certificate of incorporation to increase number of authorized shares	Issuer

For	For	4. Amend the certificate of incorporation to provide for annual election of directors	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Electronic Data Systems Corp.	4/15/2008	9826793	EDS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
Not Voted		W. Roy Dunbar
Not Voted		Martin C. Faga
Not Voted		S. Malcolm Gillis
Not Voted		Ray J. Groves
Not Voted		Ellen M. Hancock
Not Voted		Jeffrey M. Heller
Not Voted		Ray L. Hunt
Not Voted		Edward A. Kangas
Not Voted		Ronald A. Rittenmeyer
Not Voted		James K. Sims
Not Voted		R. David Yost
Not Voted		Ernesto Zedillo

Not Voted	For	2. Ratify auditors.

Not Voted	For	3. Re-approve the 2003 Incentive Plan.

Not Voted	For	4. Amend Certificate of Incorporation to allow 25% of shareholders to call a special meeting.	Issuer

Not Voted	Against	5. Shareholder proposal regarding advisory vote on executive pay.	Holder

Note: Dorfman Value Fund sold its holding in Electronic Data Systems Corp. prior to the annual meeting.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Freightcar America Inc.	5/14/2008	357023100	RAIL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Thomasa M. Fitzpatrick
For		Thomas A. Madden

For	For	2. Amend long term incentive plan to, among other things, increase the number of shares authorized to be issued under the plan to 1,659,616 from 659,616.	Issuer

For	For	3. Ratify Deloitte & Touch LLP as independent registered public account firm for 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Kinetic Concepts Inc.	5/20/2008	49460W208	KCI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		James R. Leininger MD
For		Woodrin Grossman
For		David J. Simpson

Against	For	2. Approve 2008 Omnibus Stock Incentive Plan	Issuer

For	For	3. Ratify Ernst & Young LLP as independent auditor for fiscal year ending Dec. 31, 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
King Pharmaceuticals, Inc.	5/29/2008	110094376	KG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		R. Charles Moyer
For		D. Gregory Rooker
For		Ted G. Wood

For	For	2. Ratify PriceWaterhouseCoopers LLP as independent public accounting firm for 2008	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
MB Financial Inc.	4/23/2008	25202406	MBFI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Patrick Henry
For		Richard J. Holmstrom
For		Karen J. May

For	For	2. Amend company charter to lower certain supermajority voting requirements	Issuer

For	For	3. Ratify appointment of McGladrey & Pullen LLP as independent public accounting firm 2008.	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Mercury General Corp.	5/14/2008	10235014	MCY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		George Joseph
For		Charles E. McClung
For		Donald R. Spuehler
For		Richard E. Grayson
For		Donald P. Newell
For		Bruce A. Bunner
For		Nathan Bessin
For		Michael D. Curtis
For		Gabriel Tirador

Against	For	2. Approve Mercury General Senior Executive Incentive Bonus Plan	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Mueller Industries Inc.	5/1/2008	11536662	MLI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Alexander R. Federbush
For		Paul J. Flaherty
For		Gennaro J. Fulvio
For		Gary D. Gladstein
For		Scott J. Goldman
For		Terry Hermanson
For		Harvey L. Karp
For		William D. O'Hagan

For	For	Approve Ernst & Young LLP as independent auditors	Issuer

For	Against	Stockholder proposal regarding board inclusiveness	Holder

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Novellus Systems Inc.	5/13/2008	10219051	NVLS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Richard S. Hill
For		Neil R. Bonke
For		Youssef A. El-Mansy
For		David Litster
For		Yoshio Nishi
For		Glen G. Possley
For		Ann D. Rhoads
For		William R. Spivey
For		Delbert A. Whitaker

For	For	Ratify Ernst & Young LLP as independent accounting firm for 2008

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Overseas Shipholding Group Inc.	6/10/2008	10842603	OSG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Morten Arntzen
For		Oudi Recanati
For		G. Allen Andreas
For		Alan R. Batkin
For		Thomas B. Coleman
For		Charles A. Fribourg
For		Stanley Komaroff
For		Solomon N. Merkin
For		Joel I. Picket
For		Ariel Recanati
For		Thomas F. Robards
For		Jean-Paul Vettier
For		Michael J. Zimmerman

For	For	2. Ratify Ernst & Young LLP as independent accounting firm for 2008	Issuer

For	For	3. Approve amendment and restatement of 2004 stock incentive plan and re-approve 162(M) performance goals under such plan	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Pfizer Inc.	4/24/2008	9724451	PFE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Dennis A. Ausiello
For		Michael S. Brown
For		M. Anthony Burns
For		Robert N. Burt
For		W. Don Cornwell
For		William H. Gray III
For		Constance J. Horner
For		William R. Howell
For		James M. Kilts
For		Jeffrey B. Kindler
For		George A. Lorch
For		Dana G. Mead
For		Suzanne Nora Johnson
For		William C. Steere Jr.

For	For	2. Ratify KPMG LLP as independent accounting firm for 2008.	Issuer

Against	Against	3. Shareholder proposal regarding stock options	Holder

Against	Against	4. Shareholder proposal requesting separation of Chairman and CEO roles.	Holder

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
St. Mary Land & Exploration Co.	5/21/2008	11537898	SM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Barbara M. Baumann
For		Anthony J. Best
For		Larry W. Bickle
For		William J. Gardiner
For		Mark A. Hellerstein
For		Julio M. Quintana
For		John M. Siedl
For		William D. Sullivan

For	For	2. Amend and restate 2006 Equity Incentive Plan	Issuer

For	For	3. Approve cash bonus plan	Issuer

For	For	4. Ratify Deloitte & Touche LLP as independent accounting firm	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Seaboard Corp.	4/28/2008	20906502	SEB

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Steven J. Bresky
For		David A. Adamsen
For		Douglas W. Baena
For		Kevin M. Kennedy
For		Joseph E. Rodrigues

For	For all	Ratify KPMG LLP as independent auditors	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Suez	4/7/2008	13927995	SZEZY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
Not Voted	For	1. Approve Statutory Financial Statements for 2007	Issuer

Not Voted	For	2. Approve Consolidated Financial Statements for 2007	Issuer

Not Voted	For	3. Declaration of Earnings and Dividends	Issuer

Not Voted	For	4. Auditors' special report on regulated agreements	Issuer

Not Voted	For	5. Approve renewal director Edmond Alphandery	Issuer
Not Voted	For	6. Approve renewal of director Rene Carron	Issuer

Not Voted	For	7. Approve renewal of director Etienne Davignon
Not Voted	For	8. Approve renewal of director Albert Frere	Issuer

Not Voted	For	9. Approve renewal of director Jean Peyrelewade	Issuer
Not Voted	For	10. Approve renewal of director Thierry DeRudder	Issuer
Not Voted	For	11. Authorize board of directors to trade in the company's shares	Issuer

Not Voted	For	12. Authorize board of directors to increase the share capital by means of retention of preferential subscriptions rights	Issuer

Not Voted	For	13. Authorize board to increase the share capital by cancelling certain preferential subscription rights.	Issuer

Not Voted	For	14. Authorize board to issue complex debt securities	Issuer

Not Voted	None	15. Author board to issue shares reserved for employees belonging to a Suez Group corporate savings plan

Not Voted	None
16. Authorize board to increase share capital by cancelling certain preferential subscription rights in favor of all entities whose sold purpose is to subscribe, hold and dispose of shares in the company to Group employees worldwide
Issuer

Not Voted	None	17. authorize board to reduce share capital by canceling certain shares	Issuer

Not Voted	None	18. Approve powers to carry out shareholders' decisions and perform the related formalities	Issuer

Note: Proxy envelope was opened May 9, 2008, three days after the meeting. We do not have a record on the date on which the envelope was received.

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Tsakos Energy Navigation Ltd.	6/4/2008	14480528	TNP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Michael G. Jolliffe
For		Francis T. Nusspickel

For	For	2. Approve 2007 financial statements	Issuer

For	For	3. Ratify Ernst & Young as auditors	Issuer

For	For	4. Authorize remuneration of directors	Issuer

For	For	5. Approve amendments to company bye-laws	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
US Steel	4/29/2008	14138803	X

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Richard A. Gephardt
For		Glenda G. McNeal
For		Patricia A. Tracey
For		Graham B. Spjanier

For	For	Elect PricewaterhouseCoopers LLP as independent accounting firm	Issuer

Name of Fund:(1)	Dorfman Value Fund (DORFX)
Period:	July 1, 2007-June 30, 2008

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Westar Energy Inc.	5/15/2008	0151061863	WR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Mollie H. Carter
For		Jerry B. Farley
For		Arthur B. Brause
For		William B. Moore

For	For	2. Ratify Deloitte & Touche LLP as independent accounting firm for 2008.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)   /s/ Joseph C. Neuberger
Joseph C. Neuberger
President

Date   7/25/08